Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature
Schedule of expenses incurred
Year ended December 31	2025	2024	2023
Personnel expenses
Salaries, fees and short-term benefits	$4,856	$3,957	$4,170
Share‑based payments	136	196	288
	4,992	4,153	4,458
Amortization	2,647	2,307	2,170
Research and development	2,920	2,870	2,101
Manufacturing	70	160	261
Inventory material costs	16,016	8,400	7,051
Write-down (recovery) of inventory	458	(203)	277
Medical affairs	46	65	27
Administration	1,164	962	554
Selling and logistics	6,199	4,727	4,961
Professional fees	1,232	1,203	688
	$35,744	$24,644	$22,548